CONTRACTS IN PROGRESS	6 Months Ended
Jun. 30, 2026
Construction Contracts [Abstract]
CONTRACTS IN PROGRESS	CONTRACTS IN PROGRESS

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Contract costs incurred to date	$13,181	$12,361
Profit recognized to date	573	524
	$13,754	$12,885
Less: progress billings	(14,110)	(13,159)
Contract work in progress (liability)	$(356)	$(274)
Comprising:
Amounts due from customers – work in progress	$102	$118
Amounts due to customers – creditors	(458)	(392)
Net work in progress	$(356)	$(274)